Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue	Comparative information of the Company’s overall revenues (in millions) by global and geographical markets for the fiscal years ended December 31, 2019, 2018 and 2017 were as follows:

(in millions)	2019			2018			2017
	HPMC	AA&S	Total	HPMC	AA&S	Total	HPMC	AA&S	Total
Diversified Global Markets:
Aerospace & Defense	$1,624.1	$506.3	$2,130.4	$1,562.9	$402.6	$1,965.5	$1,377.0	$341.1	$1,718.1
Energy*	153.6	643.3	796.9	133.9	646.8	780.7	119.7	490.7	610.4
Automotive	10.5	286.1	296.6	9.5	313.9	323.4	8.8	264.9	273.7
Food Equipment & Appliances	0.3	205.5	205.8	0.4	244.5	244.9	0.4	225.6	226.0
Construction/Mining	42.5	152.5	195.0	72.7	153.3	226.0	51.2	141.7	192.9
Medical	85.4	87.0	172.4	106.0	77.1	183.1	81.1	101.9	183.0
Electronics/Computers/Communications	0.5	162.7	163.2	1.5	155.4	156.9	1.0	150.6	151.6
Other	61.6	100.6	162.2	76.2	89.9	166.1	65.6	103.8	169.4
Total	$1,978.5	$2,144.0	$4,122.5	$1,963.1	$2,083.5	$4,046.6	$1,704.8	$1,820.3	$3,525.1

*Includes the oil & gas, hydrocarbon and chemical processing, and electrical energy markets.

(in millions)	2019			2018			2017
	HPMC	AA&S	Total	HPMC	AA&S	Total	HPMC	AA&S	Total
Primary Geographical Market:
United States	$1,042.6	$1,412.0	$2,454.6	$983.6	$1,364.5	$2,348.1	$874.3	$1,196.3	$2,070.6
China	93.9	261.7	355.6	71.2	248.8	320.0	44.3	221.3	265.6
Germany	147.2	72.1	219.3	159.0	88.2	247.2	131.9	85.2	217.1
United Kingdom	156.7	17.1	173.8	225.6	16.5	242.1	200.8	30.8	231.6
France	132.7	22.8	155.5	146.3	37.3	183.6	143.3	22.3	165.6
Japan	95.0	52.7	147.7	128.1	86.8	214.9	88.5	43.2	131.7
Rest of World	310.4	305.6	616.0	249.3	241.4	490.7	221.7	221.2	442.9
Total	$1,978.5	$2,144.0	$4,122.5	$1,963.1	$2,083.5	$4,046.6	$1,704.8	$1,820.3	$3,525.1

Comparative information of the Company’s major high-value and standard products based on their percentages of sales is included in the following table. Hot-Rolling and Processing Facility conversion service sales in the AA&S segment are excluded from this presentation.

	2019			2018			2017
	HPMC	AA&S	Total	HPMC	AA&S	Total	HPMC	AA&S	Total
Diversified Products:
High-Value Products
Nickel-based alloys and specialty alloys	38%	27%	32%	37%	24%	30%	37%	20%	28%
Precision forgings, castings and components	36%	—%	18%	40%	—%	20%	38%	—%	19%
Titanium and titanium-based alloys	26%	11%	18%	23%	10%	17%	25%	10%	17%
Precision rolled strip products	—%	23%	12%	—%	23%	12%	—%	24%	12%
Zirconium and related alloys	—%	11%	6%	—%	11%	5%	—%	12%	6%
Total High-Value Products	100%	72%	86%	100%	68%	84%	100%	66%	82%
Standard Products
Standard stainless products	—%	28%	14%	—%	32%	16%	—%	34%	18%
Total	100%	100%	100%	100%	100%	100%	100%	100%	100%

Schedule of Accounts Receivable - Reserve for Doubtful Accounts	The following represents the rollforward of accounts receivable - reserve for doubtful accounts for the fiscal years ended December 31, 2019, 2018 and 2017:

(in millions)
Accounts Receivable - Reserve for Doubtful Accounts
Balance as of December 31, 2016	$7.3
Expense to increase the reserve	0.1
Write-off of uncollectible accounts	(1.5)
Balance as of December 31, 2017	5.9
Expense to increase the reserve	1.9
Write-off of uncollectible accounts	(1.8)
Balance as of December 31, 2018	6.0
Expense to increase the reserve	0.2
Write-off of uncollectible accounts	(1.6)
Balance as of December 31, 2019	$4.6

Schedule of Contract Assets and Liabilities
The following represents the rollforward of contract assets and liabilities for the fiscal years ended December 31, 2019 and 2018:

(in millions)
Contract Assets
Short-term	2019	2018
Balance as of beginning of fiscal year	$51.2	$36.5
Recognized in current year	74.5	92.9
Reclassified to accounts receivable	(79.9)	(95.8)
Impairment	—	—
Reclassification to/from long-term	—	16.8
Divestiture	(7.3)	—
Other	—	0.8
Balance as of period end	$38.5	$51.2

Long-term	2019	2018
Balance as of beginning of fiscal year	$0.1	$16.9
Recognized in current year	—	—
Reclassified to accounts receivable	—	—
Impairment	—	—
Reclassification to/from short-term	—	(16.8)
Balance as of period end	$0.1	$0.1

(in millions)
Contract Liabilities
Short-term	2019	2018
Balance as of beginning of fiscal year	$71.4	$69.7
Recognized in current year	126.1	76.7
Amounts in beginning balance reclassified to revenue	(49.2)	(49.6)
Current year amounts reclassified to revenue	(76.0)	(42.7)
Other	1.9	2.7
Reclassification to/from long-term	4.5	14.6
Balance as of period end	$78.7	$71.4

Long-term	2019	2018
Balance as of beginning of fiscal year	$7.3	$22.2
Recognized in current year	24.2	0.7
Amounts in beginning balance reclassified to revenue	(1.1)	(1.0)
Current year amounts reclassified to revenue	—	—
Other	—	—
Reclassification to/from short-term	(4.5)	(14.6)
Balance as of period end	$25.9	$7.3